Employee benefits	12 Months Ended
Dec. 31, 2022
Employee benefits
Employee benefits

9.Employee benefits

The following table shows the items of employee benefits for the years ended December 31:

	2022	2021	2020
Wages and salaries	23,370	17,882	15,081
Social security costs	3,098	2,332	1,847
	26,468	20,214	16,928

The employer’s contributions to pension insurance plans of €1,322 (2021: €1,030, 2020: €795) are classified as payments under a defined contribution plan and are recognized as an expense.